Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Ownership and Operation of Tanker Vessels

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels and dry commodities through the ownership and operation of dry-bulk carriers, as listed below:

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share and per share data)

1.	Basis of Presentation and General Information: -Continued:

Vessel-owning Company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Tanker fleet
Seventhone	31-May-2011	Pyxis Theta	51,795	2013	16-Sep-2013
Tenthone	22-Apr-2021	Pyxis Karteria	46,652	2013	15-Jul-2021
Eleventhone	11-Sep-2021	Pyxis Lamda	50,145	2017	20-Dec-2021
Dry-bulk fleet
Dryone	04-Jul-2023	Konkar Ormi	63,520	2016	14-Sep-2023
Drytwo	24-Nov-2023	Konkar Asteri	82,013	2015	15-Feb-2024
Drythree	29-May-2024	Konkar Venture	82,099	2015	28-Jun-2024